Vanguard® International High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (7.9%)
BHP Group Ltd.	3,034,466	94,438
Commonwealth Bank of Australia	1,016,880	72,350
National Australia Bank Ltd.	1,888,001	36,167
Westpac Banking Corp.	2,098,750	31,546
ANZ Group Holdings Ltd.	1,808,032	31,368
Woodside Energy Group Ltd.	1,139,943	29,382
Macquarie Group Ltd.	219,075	25,836
Wesfarmers Ltd.	680,543	22,738
Transurban Group	1,855,340	17,913
Rio Tinto Ltd.	224,831	17,803
Fortescue Metals Group Ltd.	954,029	14,025
Santos Ltd.	1,794,640	9,657
Coles Group Ltd.	788,590	9,643
QBE Insurance Group Ltd.	898,494	9,539
Amcor plc GDR	896,466	9,215
Brambles Ltd.	838,353	7,931
Suncorp Group Ltd.	767,708	7,356
South32 Ltd.	2,738,976	7,212
Telstra Group Ltd.	2,419,093	6,924
Sonic Healthcare Ltd.	267,538	6,321
Insurance Australia Group Ltd.	1,489,539	5,946
Origin Energy Ltd.	1,042,061	5,933
Computershare Ltd. (XASX)	322,154	5,433
Mineral Resources Ltd.	103,694	5,010
ASX Ltd.	117,772	4,920
APA Group	707,108	4,757
Lottery Corp. Ltd.	1,330,119	4,629
Medibank Pvt Ltd.	1,661,758	3,923
Atlas Arteria Ltd.	879,537	3,718
Endeavour Group Ltd.	836,045	3,417
Ampol Ltd.	144,170	3,193
AGL Energy Ltd.	365,017	2,992
Aurizon Holdings Ltd.	1,078,948	2,765
Worley Ltd.	224,396	2,626
Incitec Pivot Ltd.	1,149,022	2,337
Bendigo & Adelaide Bank Ltd.	342,659	2,158
JB Hi-Fi Ltd.	67,779	2,085
Whitehaven Coal Ltd.	439,416	2,053
Challenger Ltd.	409,116	1,977
Bank of Queensland Ltd.	386,782	1,572
Metcash Ltd.	597,081	1,446
Alumina Ltd.	1,481,494	1,430

	Shares	Market Value ($000)
AMP Ltd.	1,850,822	1,408
Orora Ltd.	526,101	1,271
Beach Energy Ltd.	1,118,886	1,220
Downer EDI Ltd.	404,104	1,195
CSR Ltd.	301,633	1,164
New Hope Corp. Ltd.	321,210	1,150
Perpetual Ltd.	65,819	1,093
Harvey Norman Holdings Ltd.	350,491	892
Deterra Royalties Ltd.	279,356	885
Insignia Financial Ltd.	403,948	812
TPG Telecom Ltd.	221,221	747
Magellan Financial Group Ltd.	83,204	523
Adbri Ltd.	286,742	481
Platinum Asset Management Ltd.	297,753	318
Yancoal Australia Ltd.	89,000	306
		555,149
Austria (0.3%)
Erste Group Bank AG	199,008	7,522
OMV AG	86,282	3,887
Verbund AG	39,308	3,257
voestalpine AG	68,337	2,258
ANDRITZ AG	41,583	2,196
Telekom Austria AG Class A	77,683	591
		19,711
Belgium (0.4%)
KBC Group NV	147,144	11,075
Solvay SA	42,243	5,073
Groupe Bruxelles Lambert NV	57,778	4,675
Ageas SA	99,125	4,196
Proximus SADP	83,265	639
		25,658
Brazil (2.8%)
Vale SA	2,335,088	34,152
Petroleo Brasileiro SA Preference Shares	3,364,483	22,135
Petroleo Brasileiro SA	2,233,600	16,442
Itau Unibanco Holding SA Preference Shares	2,213,907	13,409
B3 SA - Brasil Bolsa Balcao	3,443,314	10,850
Banco Bradesco SA Preference Shares	2,967,817	10,456
Ambev SA	2,596,750	8,160
Itausa SA Preference Shares	3,063,297	6,361
Centrais Eletricas Brasileiras SA	761,982	6,228
Banco Do Brasil SA	512,918	5,227
Banco BTG Pactual SA.	696,900	5,012
Gerdau SA Preference Shares	652,875	4,038
Itau Unibanco Holding SA	637,900	3,339
JBS SA	806,200	3,202
Cosan SA	718,900	3,031
BB Seguridade Participacoes SA	402,557	2,649
Itau Unibanco Holding SA ADR	429,986	2,584
Vibra Energia SA	658,467	2,385
Lojas Renner SA	566,300	2,245
Klabin SA	448,000	2,179
Hypera SA	236,082	2,160
Ultrapar Participacoes SA	503,600	2,012
CCR SA	682,510	1,918
Energisa SA	178,300	1,893
Banco Bradesco SA	586,746	1,843

		Shares	Market Value ($000)
	Centrais Eletricas Brasileiras SA Preference Shares Class B	183,100	1,689
	Cia Energetica de Minas Gerais Preference Shares	615,471	1,649
	Telefonica Brasil SA	177,418	1,580
	TIM SA	505,454	1,533
	Cia Paranaense de Energia Preference Shares	793,900	1,404
	Banco Santander Brasil SA	229,002	1,383
	Banco Bradesco SA ADR	379,134	1,338
	Metalurgica Gerdau SA Preference Shares	419,900	1,221
	Cia Siderurgica Nacional SA	381,400	1,116
	Transmissora Alianca de Energia Eletrica SA	141,619	1,078
	Engie Brasil Energia SA	104,616	974
	CPFL Energia SA	118,100	894
	Cia Energetica de Minas Gerais ADR	329,795	867
[1]	Telefonica Brasil SA ADR	87,513	786
	Bradespar SA Preference Shares	146,407	727
	Porto Seguro SA	113,418	687
	Sao Martinho SA	96,600	684
	Cielo SA	670,700	670
	Caixa Seguridade Participacoes SA	284,800	650
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	117,608	624
	Neoenergia SA	145,600	602
	SLC Agricola SA	63,760	589
	Petroreconcavo SA	120,600	586
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	285,100	436
	Cia Energetica de Minas Gerais	107,300	418
	Dexco SA	213,510	378
	Marfrig Global Foods SA	215,100	338
	CSN Mineracao SA	327,300	308
	Usinas Siderurgicas de Minas Gerais SA Usiminas	70,900	110
	Ambev SA ADR	348	1
			199,230
Canada (7.4%)
	Royal Bank of Canada	835,118	82,793
	Toronto-Dominion Bank	1,096,080	72,282
	Enbridge Inc.	1,223,051	44,965
	Canadian Natural Resources Ltd.	654,134	39,779
[1]	Bank of Montreal	427,625	39,739
	Bank of Nova Scotia	717,563	36,133
	Suncor Energy Inc.	796,886	24,934
	Canadian Imperial Bank of Commerce	536,726	23,640
	Manulife Financial Corp.	1,126,704	22,523
	TC Energy Corp.	608,866	21,822
	Sun Life Financial Inc.	352,460	18,550
	National Bank of Canada	201,938	15,816
	Restaurant Brands International Inc.	185,189	14,177
	Fortis Inc. (XTSE)	290,186	12,370
[1]	Pembina Pipeline Corp.	331,871	10,508
	Power Corp. of Canada	325,012	9,208
	BCE Inc.	181,572	7,843
	Brookfield Asset Management Ltd. Class A	163,679	5,521
[2]	Hydro One Ltd.	190,224	5,366
	TELUS Corp.	285,164	5,078
	Great-West Lifeco Inc.	162,906	4,913
[1]	Canadian Tire Corp. Ltd. Class A	31,874	4,378
	IGM Financial Inc.	48,161	1,501
			523,839

		Shares	Market Value ($000)
Chile (0.3%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	82,618	6,058
	Banco De Chile	26,467,024	2,947
	Empresas COPEC SA	287,234	2,203
	Cencosud SA	809,933	1,741
*	Enel Americas SA	11,642,980	1,574
	Empresas CMPC SA	696,790	1,375
	Banco de Credito e Inversiones SA	38,654	1,161
	Banco Santander Chile SA	20,319,490	1,085
	Enel Chile SA	14,751,042	1,018
	Banco Santander Chile ADR	40,730	859
	Colbun SA	4,218,743	666
	Cia Cervecerias Unidas SA	73,830	612
	Embotelladora Andina SA Preference Shares Class B	218,269	600
	Cencosud Shopping SA	297,617	543
	CAP SA	38,959	297
			22,739
China (5.1%)
	China Construction Bank Corp. Class H	55,589,000	32,401
	Ping An Insurance Group Co. of China Ltd. Class H	3,781,500	27,555
	Industrial & Commercial Bank of China Ltd. Class H	46,752,000	22,830
	Bank of China Ltd. Class H	43,468,000	16,122
	China Merchants Bank Co. Ltd. Class H	2,252,438	11,201
	PetroChina Co. Ltd. Class H	12,608,000	9,245
	China Petroleum and Chemical Corp. (Sinopec) Class H	14,146,000	7,922
	China Life Insurance Co. Ltd. Class H	4,477,000	7,860
	China Resources Land Ltd.	1,661,000	7,751
	Agricultural Bank of China Ltd. Class H	17,155,000	6,240
	China Shenhua Energy Co. Ltd. Class H	2,073,000	6,214
	China Overseas Land & Investment Ltd.	2,332,700	5,534
	PICC Property & Casualty Co. Ltd. Class H	4,044,000	4,743
	China Merchants Bank Co. Ltd. Class A	903,242	4,508
	China Pacific Insurance Group Co. Ltd. Class H	1,524,000	4,109
[2]	Postal Savings Bank of China Co. Ltd. Class H	5,659,000	3,489
	Citic Pacific Ltd.	2,975,000	3,358
	Ping An Insurance Group Co. of China Ltd. Class A	446,800	3,301
[2]	Longfor Group Holdings Ltd.	1,168,120	3,160
	CITIC Securities Co. Ltd. Class H	1,463,757	3,153
[2]	China Tower Corp. Ltd. Class H	27,712,000	3,133
	China Yangtze Power Co. Ltd. Class A	984,800	2,960
	Anhui Conch Cement Co. Ltd. Class H	955,328	2,884
	Bank of Communications Ltd. Class H	4,407,000	2,662
	Industrial & Commercial Bank of China Ltd. Class A	3,844,800	2,568
	China CITIC Bank Corp. Ltd. Class H	5,192,620	2,511
	Agricultural Bank of China Ltd. Class A	4,936,156	2,501
	China Resources Power Holdings Co. Ltd.	1,143,000	2,480
	Sinopharm Group Co. Ltd. Class H	761,200	2,397
	China Vanke Co. Ltd. Class H	1,650,005	2,339
	Industrial Bank Co. Ltd. Class A	900,900	2,103
	People's Insurance Co. Group of China Ltd. Class H	5,312,000	2,045
	China Gas Holdings Ltd.	1,778,200	1,992
	Bank of China Ltd. Class A	3,626,200	1,985
	Great Wall Motor Co. Ltd. Class H	1,417,000	1,939
	China Resources Gas Group Ltd.	533,100	1,847
	Yangzijiang Shipbuilding Holdings Ltd.	1,557,700	1,805
	Hengan International Group Co. Ltd.	430,343	1,770
	Kunlun Energy Co. Ltd.	2,142,000	1,753
	Tingyi Cayman Islands Holding Corp.	1,129,000	1,744

		Shares	Market Value ($000)
	China Petroleum & Chemical Corp. Class A	1,988,400	1,728
	Yankuang Energy Group Co. Ltd. Class H	1,137,000	1,712
[2]	Huatai Securities Co. Ltd. Class H	1,196,400	1,707
	China National Building Material Co. Ltd. Class H	2,678,000	1,693
[2]	CGN Power Co. Ltd. Class H	6,802,000	1,669
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	371,600	1,656
	Foxconn Industrial Internet Co. Ltd. Class A	527,300	1,651
	China Railway Group Ltd. Class H	2,434,000	1,600
	COSCO SHIPPING Holdings Co. Ltd. Class H	1,511,000	1,599
	China Minsheng Banking Corp. Ltd. Class H	4,156,470	1,584
[2]	Topsports International Holdings Ltd.	1,696,000	1,568
[2]	China Feihe Ltd.	2,466,000	1,511
	Guangdong Investment Ltd.	1,740,000	1,506
	China State Construction Engineering Corp. Ltd. Class A	1,684,000	1,442
	Haitong Securities Co. Ltd. Class H	2,012,000	1,408
	CRRC Corp. Ltd. Class H	2,507,000	1,384
	Minth Group Ltd.	426,000	1,364
	China State Construction International Holdings Ltd.	1,112,000	1,363
	New China Life Insurance Co. Ltd. Class H	462,833	1,342
	China Hongqiao Group Ltd.	1,381,000	1,332
	China Merchants Port Holdings Co. Ltd.	968,000	1,332
	Qifu Technology Inc. ADR	65,669	1,311
	China Galaxy Securities Co. Ltd. Class H	2,196,000	1,285
	Bank of Communications Co. Ltd. Class A	1,569,000	1,279
	China Pacific Insurance Group Co. Ltd. Class A	303,950	1,276
	Jiangxi Copper Co. Ltd. Class H	758,000	1,273
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,189,300	1,267
	Kingboard Holdings Ltd.	447,500	1,245
	Yuexiu Property Co. Ltd.	936,680	1,236
	China Medical System Holdings Ltd.	725,000	1,221
	Beijing Enterprises Holdings Ltd.	304,000	1,209
	Guangzhou Automobile Group Co. Ltd. Class H	1,912,000	1,204
	COSCO SHIPPING Holdings Co. Ltd. Class A	849,200	1,204
	China Shenhua Energy Co. Ltd. Class A	291,900	1,161
	China Coal Energy Co. Ltd. Class H	1,539,000	1,115
	China Power International Development Ltd.	2,947,370	1,108
	GF Securities Co. Ltd. Class H	672,600	1,076
	PetroChina Co. Ltd. Class A	953,600	1,059
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	261,000	1,048
	Poly Developments and Holdings Group Co. Ltd. Class A	516,100	1,030
	China Insurance International Holdings Co. Ltd.	894,800	998
	C&D International Investment Group Ltd.	364,000	994
	Bosideng International Holdings Ltd.	2,136,000	979
	Fosun International Ltd.	1,323,500	965
	Shaanxi Coal Industry Co. Ltd. Class A	423,400	964
[2]	China Merchants Securities Co. Ltd. Class H	948,760	962
	China Railway Group Ltd. Class A	853,100	961
*	Inner Mongolia Yitai Coal Co. Ltd. Class B	617,400	909
	China Everbright International Ltd.	2,206,000	880
	China Everbright Bank Co. Ltd. Class H	2,874,000	856
	Shenzhen International Holdings Ltd.	905,000	849
	Sinotruk Hong Kong Ltd.	394,260	828
[2]	Guotai Junan Securities Co. Ltd. Class H	649,200	811
	Jiangsu Expressway Co. Ltd. Class H	874,000	801
	SAIC Motor Corp. Ltd. Class A	362,800	788
	China United Network Communications Ltd. Class A	1,084,300	785
	Dongfeng Motor Group Co. Ltd. Class H	1,636,000	766
	China Construction Bank Corp. Class A	884,900	764

		Shares	Market Value ($000)
	Lufax Holding Ltd. ADR	402,485	716
	JOYY Inc. ADR	20,497	712
	China Communications Services Corp. Ltd. Class H	1,492,000	710
	Postal Savings Bank of China Co. Ltd. Class A	976,200	710
	China Minsheng Banking Corp. Ltd. Class A	1,232,240	693
	China National Nuclear Power Co. Ltd. Class A	675,200	691
	Baoshan Iron & Steel Co. Ltd. Class A	760,700	684
	Far East Horizon Ltd.	870,000	654
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,754,000	649
	Zhejiang Expressway Co. Ltd. Class H	800,000	643
	China Resources Cement Holdings Ltd.	1,476,000	643
	Huadian Power International Corp. Ltd. Class H	1,438,000	637
	China Jinmao Holdings Group Ltd.	3,828,800	629
	Sinotrans Ltd. Class H	1,552,000	624
[2]	CSC Financial Co. Ltd. Class H	514,000	609
	Kingboard Laminates Holdings Ltd.	590,000	605
[2]	Dali Foods Group Co. Ltd.	1,288,500	602
	Uni-President China Holdings Ltd.	690,000	597
	Huaxia Bank Co. Ltd. Class A	732,800	595
	Beijing Enterprises Water Group Ltd.	2,402,000	586
	China Everbright Bank Co. Ltd. Class A	1,332,400	582
	Greentown China Holdings Ltd.	504,000	579
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	314,900	572
	Cosco Shipping Ports Ltd.	902,000	570
	China Cinda Asset Management Co. Ltd. Class H	5,334,200	563
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	282,100	563
	Daqin Railway Co. Ltd. Class A	551,900	553
	New China Life Insurance Co. Ltd. Class A	83,900	535
	Haitong Securities Co. Ltd. Class A	368,100	534
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,432,000	524
	China CITIC Bank Corp. Ltd. Class A	619,200	522
*	GF Securities Co. Ltd. Class A	222,500	511
	Bank of Beijing Co. Ltd. Class A	772,100	505
	TBEA Co. Ltd. Class A	219,440	504
	Guotai Junan Securities Co. Ltd. Class A	225,800	493
	Bank of Shanghai Co. Ltd. Class A	567,633	490
	Bank of Nanjing Co. Ltd. Class A	404,700	486
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	866,000	474
	China Vanke Co. Ltd. Class A	221,900	474
	Citic Pacific Special Steel Group Co. Ltd. Class A	201,402	472
	Gree Electric Appliances Inc. of Zhuhai Class A	86,600	470
	Yanzhou Coal Mining Co. Ltd. Class A	189,096	470
*	Hopson Development Holdings Ltd.	537,763	451
	Chongqing Changan Automobile Co. Ltd. Class B	869,416	447
	Henan Shuanghui Investment & Development Co. Ltd. Class A	125,400	443
	Sichuan Road & Bridge Co. Ltd. Class A	306,180	424
	Metallurgical Corp. of China Ltd. Class H	1,667,000	420
	Lao Feng Xiang Co. Ltd. Class B	111,300	410
	Shanghai International Port Group Co. Ltd. Class A	511,000	388
	Guosen Securities Co. Ltd. Class A	283,100	384
	Shanghai Industrial Holdings Ltd.	256,000	380
	Sichuan Chuantou Energy Co. Ltd. Class A	183,500	371
	Sinopec Engineering Group Co. Ltd. Class H	819,500	370
	China International Marine Containers Group Co. Ltd. Class H	613,400	365
	Bank of Hangzhou Co. Ltd. Class A	208,850	359
	China Suntien Green Energy Corp. Ltd. Class H	972,000	357
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	231,120	353
	Shougang Fushan Resources Group Ltd.	1,202,164	347

		Shares	Market Value ($000)
[2]	BAIC Motor Corp. Ltd. Class H	1,206,000	336
*	Hengli Petrochemical Co. Ltd. Class A	152,100	332
	China Lesso Group Holdings Ltd.	484,000	331
	China National Chemical Engineering Co. Ltd. Class A	267,800	325
	Huayu Automotive Systems Co. Ltd. Class A	116,200	321
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,066,720	317
[2]	Orient Securities Co. Ltd. Class H	504,800	316
	Huatai Securities Co. Ltd. Class A	130,200	310
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	109,600	309
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,443,200	308
*,2	A-Living Smart City Services Co. Ltd.	426,250	306
	Hunan Valin Steel Co. Ltd. Class A	359,800	302
	Livzon Pharmaceutical Group Inc. Class H	88,000	301
[2]	Legend Holdings Corp. Class H	284,800	294
*,3	CIFI Holdings Group Co. Ltd.	2,990,480	291
	Towngas Smart Energy Co. Ltd.	583,185	283
	Goldwind Science & Technology Co. Ltd.	411,000	282
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	122,100	280
	Shenzhen Investment Ltd.	1,398,000	279
	China Everbright Ltd.	420,000	276
	China Meidong Auto Holdings Ltd.	250,000	274
	Lee & Man Paper Manufacturing Ltd.	758,000	263
	Dongfang Electric Corp. Ltd. Class H	196,400	263
	Anhui Conch Cement Co. Ltd. Class A	67,200	256
	LB Group Co. Ltd. Class A	94,400	251
	Beijing Shougang Co. Ltd. Class A	444,600	250
*,2	China Bohai Bank Co. Ltd. Class H	1,579,500	245
	Angang Steel Co. Ltd. Class A	567,100	244
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	188,400	240
	Guanghui Energy Co. Ltd. Class A	236,900	236
	Shenzhen Expressway Corp. Ltd. Class A	170,400	231
	People's Insurance Co. Group of China Ltd. Class A	259,700	230
	Shenzhen Expressway Co. Ltd. Class H	262,000	227
	China Reinsurance Group Corp. Class H	3,234,000	224
	Ningxia Baofeng Energy Group Co. Ltd. Class A	112,100	223
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	205,900	219
	Huaxin Cement Co. Ltd. Class H	220,400	215
	Beijing Jingneng Clean Energy Co. Ltd. Class H	892,000	206
*	Gemdale Corp. Class A	165,900	201
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	196
	Shui On Land Ltd.	1,737,000	194
*	Yanlord Land Group Ltd.	316,800	193
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	283,062	190
	Bank of Changsha Co. Ltd. Class A	161,300	186
	BBMG Corp. Class H	1,562,000	185
	Sinoma International Engineering Co. Class A	97,000	183
	Bank of Jiangsu Co. Ltd. Class A	179,160	181
*	Jinke Smart Services Group Co. Ltd. Class H	111,800	180
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	89,400	177
	Bank of Guiyang Co. Ltd. Class A	220,100	175
	Henan Shenhuo Coal & Power Co. Ltd. Class A	77,800	171
	Xiamen C & D Inc. Class A	107,600	169
	Maanshan Iron & Steel Co. Ltd. Class A	418,800	169
	Shanghai Tunnel Engineering Co. Ltd. Class A	187,800	166
	Anhui Expressway Co. Ltd. Class H	162,000	163
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,700	163
	Huafa Industrial Co. Ltd. Zhuhai Class A	101,800	157
	Jointown Pharmaceutical Group Co. Ltd. Class A	112,644	156

		Shares	Market Value ($000)
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	344,300	156
	Tangshan Jidong Cement Co. Ltd. Class A	133,800	153
[2]	Everbright Securities Co. Ltd. Class H	196,400	152
	Anhui Expressway Co. Ltd. Class A	105,300	151
*	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	98,802	150
	Weifu High-Technology Group Co. Ltd. Class A	59,700	149
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	43,600	148
	China Merchants Securities Co. Ltd. Class A	70,000	147
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	128,250	146
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	108,848	140
	China World Trade Center Co. Ltd. Class A	48,600	138
	Huaibei Mining Holdings Co. Ltd. Class A	79,800	138
	China South Publishing & Media Group Co. Ltd. Class A	84,300	134
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	112,200	126
	YongXing Special Materials Technology Co. Ltd. Class A	16,510	125
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	64,200	124
	Lao Feng Xiang Co. Ltd. Class A	13,800	121
	Nanjing Iron & Steel Co. Ltd. Class A	234,000	120
	Huafon Chemical Co. Ltd. Class A	112,800	118
	Angang Steel Co. Ltd. Class H	388,000	116
	Livzon Pharmaceutical Group Inc. Class A	22,300	115
*	Hengyi Petrochemical Co. Ltd. Class A	112,700	115
	Western Mining Co. Ltd. Class A	66,300	114
	Chengxin Lithium Group Co. Ltd. Class A	29,200	113
	Shandong Hi-speed Co. Ltd. Class A	119,200	111
[2]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	72,500	111
	Chongqing Department Store Co. Ltd. Class A	22,000	110
*	FAW Jiefang Group Co. Ltd.	82,700	107
	Bank of Suzhou Co. Ltd. Class A	107,200	107
	Joyoung Co. Ltd. Class A	47,500	106
*	Guizhou Panjiang Refined Coal Co. Ltd. Class A	104,800	105
	Tian Di Science & Technology Co. Ltd. Class A	129,800	104
*	Oriental Energy Co. Ltd. Class A	81,500	104
*	Hubei Energy Group Co. Ltd. Class A	157,200	102
	Heilongjiang Agriculture Co. Ltd. Class A	49,400	102
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	167,900	101
	Keda Industrial Group Co. Ltd. Class A	62,600	100
	China Coal Energy Co. Ltd. Class A	83,800	99
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	233,700	98
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	111,200	95
	CSG Holding Co. Ltd. Class A	108,600	93
	Xinjiang Tianshan Cement Co. Ltd. Class A	75,500	93
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	149,800	90
	Jizhong Energy Resources Co. Ltd. Class A	95,600	88
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	50,500	88
*,2,3	Evergrande Property Services Group Ltd.	1,370,500	88
	Zhejiang Supor Co. Ltd. Class A	12,400	87
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	48,800	86
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	40,900	83
	Shenzhen Gas Corp. Ltd. Class A	79,800	81
	Huaxin Cement Co. Ltd. Class A	39,900	78
[2]	China East Education Holdings Ltd.	171,000	78
	Zhuzhou Kibing Group Co. Ltd. Class A	60,300	77
	Tianshan Aluminum Group Co. Ltd. Class A	78,600	77
	Luxi Chemical Group Co. Ltd. Class A	50,800	75
	Sichuan Yahua Industrial Group Co. Ltd. Class A	30,100	75
	Bluestar Adisseo Co. Class A	57,900	67

		Shares	Market Value ($000)
	Weifu High-Technology Group Co. Ltd. Class B	46,400	63
*	Shimao Group Holdings Ltd.	261,500	51
	Shanghai Construction Group Co. Ltd. Class A	121,100	50
	Bank of Chengdu Co. Ltd. Class A	24,400	48
	Bank of Qingdao Co. Ltd. Class A	84,450	41
	Chongqing Rural Commercial Bank Co. Ltd. Class A	58,700	32
	North Huajin Chemical Industries Co. Ltd. Class A	33,200	30
	Chongqing Water Group Co. Ltd. Class A	39,200	30
	Shanghai AJ Group Co. Ltd. Class A	35,400	29
*	Shenzhen Jinjia Group Co. Ltd. Class A	29,400	28
	Zhejiang Runtu Co. Ltd. Class A	27,500	27
	Sansteel Minguang Co. Ltd. Fujian Class A	36,500	25
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	22
	China Railway Signal & Communication Corp. Ltd. Class A	23,250	20
	Jiangsu Expressway Co. Ltd. Class A	13,500	18
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	15,400	15
	Metallurgical Corp. of China Ltd. Class A	15,100	9
			358,200
Colombia (0.1%)
	Bancolombia SA ADR	63,151	1,930
[1]	Ecopetrol SA ADR	133,475	1,564
	Bancolombia SA	178,952	1,523
	Interconexion Electrica SA ESP	251,371	1,101
	Grupo Aval Acciones y Valores SA Preference Shares	2,492,466	322
	Ecopetrol SA	137,413	80
	Bac Holding International Co.	195,002	11
			6,531
Czech Republic (0.1%)
	CEZ A/S	96,031	4,246
	Komercni banka A/S	43,894	1,438
[2]	Moneta Money Bank A/S	220,835	868
			6,552
Denmark (0.1%)
	Tryg A/S	208,067	4,108
Egypt (0.0%)
	Telecom Egypt Co.	171,834	146
Finland (1.2%)
	Nordea Bank Abp (XHEL)	2,058,350	23,304
	Sampo OYJ Class A	286,133	12,609
	UPM-Kymmene OYJ	323,103	10,697
	Kone OYJ Class B	197,042	10,107
	Elisa OYJ	86,122	4,493
	Metso OYJ	382,263	4,344
	Stora Enso OYJ Class R	343,412	4,210
	Wartsila OYJ Abp	290,051	3,644
	Fortum OYJ	262,712	3,556
	Kesko OYJ Class B	163,458	3,271
	Valmet OYJ	100,272	2,660
	Orion OYJ Class B	63,702	2,448
	Huhtamaki OYJ	56,409	2,005
			87,348
France (6.2%)
	TotalEnergies SE	1,362,857	82,802
	Sanofi	655,510	69,933
	BNP Paribas SA	664,837	43,845
	Vinci SA	294,586	34,598

		Shares	Market Value ($000)
	AXA SA	1,070,527	32,907
	Danone SA	375,476	22,929
	Cie de Saint-Gobain	281,685	19,051
	Cie Generale des Etablissements Michelin SCA	424,955	13,916
	Orange SA	1,156,377	13,072
	Veolia Environnement SA	383,975	12,502
	Societe Generale SA	415,657	11,305
	Publicis Groupe SA	138,535	11,169
	Credit Agricole SA	658,422	8,175
	Carrefour SA	360,019	7,197
	Engie SA (XPAR)	422,365	6,929
	Eiffage SA	43,899	4,567
	Bouygues SA	124,823	4,471
	Engie S/A	249,131	4,087
	Vivendi SE	419,901	3,749
	Rexel SA	144,221	3,479
	Engie SA	201,086	3,299
	Valeo	124,706	2,819
	Sodexo SA (XPAR)	26,709	2,740
	Sodexo SA Loyalty Shares 2026	26,287	2,696
	SCOR SE	90,081	2,692
[2]	La Francaise des Jeux SAEM	59,574	2,274
	Engie SA Loyalty Shares	132,130	2,168
[2]	Amundi SA	34,292	2,104
	Wendel SE	16,045	1,584
[2]	ALD SA	80,837	859
			433,918
Germany (6.4%)
	Siemens AG (Registered)	420,499	71,671
	Allianz SE (Registered)	239,304	57,193
	Deutsche Telekom AG (Registered)	2,039,643	44,467
	Mercedes-Benz Group AG	518,656	41,421
	Bayer AG (Registered)	592,578	34,656
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	83,016	31,251
	DHL Group	566,046	29,108
	BASF SE	534,749	28,668
	Bayerische Motoren Werke AG (XETR)	185,319	22,600
	E.ON SE	1,334,965	16,888
	Volkswagen AG Preference Shares	119,981	15,895
	Deutsche Bank AG (Registered)	1,213,246	13,449
[1]	Vonovia SE	407,907	9,504
	Hannover Rueck SE Class A	36,491	7,786
	Heidelberg Materials AG	83,300	6,751
	Bayerische Motoren Werke AG Preference Shares	40,681	4,571
*	LEG Immobilien SE (XETR)	44,984	3,180
	Volkswagen AG	18,337	2,930
	Evonik Industries AG	123,181	2,551
	Talanx AG	32,088	1,965
	Telefonica Deutschland Holding AG	557,697	1,503
	Wacker Chemie AG	8,982	1,396
	HOCHTIEF AG	13,214	1,302
[2]	DWS Group GmbH & Co. KGaA	23,563	827
	Fielmann AG	14,282	734
	Traton SE	32,844	718
			452,985

		Shares	Market Value ($000)
Greece (0.1%)
	Mytilineos SA	62,115	2,585
	Hellenic Telecommunications Organization SA	127,077	2,005
	OPAP SA	112,054	1,971
	JUMBO SA	65,676	1,960
	Motor Oil Hellas Corinth Refineries SA	32,947	833
	Hellenic Petroleum SA	31,668	281
	Autohellas Tourist and Trading SA	15,202	228
			9,863
Hong Kong (1.7%)
	Sun Hung Kai Properties Ltd.	853,500	10,717
	CK Hutchison Holdings Ltd.	1,598,500	9,859
	CLP Holdings Ltd.	985,000	8,029
	CK Asset Holdings Ltd.	1,204,584	6,976
	Hang Seng Bank Ltd.	436,300	6,669
	BOC Hong Kong Holdings Ltd.	2,137,000	6,522
	Jardine Matheson Holdings Ltd.	117,104	5,784
	Hong Kong & China Gas Co. Ltd.	6,559,400	5,627
	Lenovo Group Ltd.	4,582,000	5,275
	Wharf Real Estate Investment Co. Ltd.	940,000	5,045
	Power Assets Holdings Ltd.	825,599	4,327
	MTR Corp. Ltd.	867,000	3,995
	Swire Pacific Ltd. Class A	348,288	2,911
[2]	WH Group Ltd.	4,726,099	2,579
	Sino Land Co. Ltd.	2,052,000	2,519
	Henderson Land Development Co. Ltd.	787,587	2,435
	Hongkong Land Holdings Ltd.	653,900	2,330
	New World Development Co. Ltd.	864,750	2,139
	Xinyi Glass Holdings Ltd.	1,216,000	2,024
	CK Infrastructure Holdings Ltd.	361,472	1,916
	ASMPT Ltd.	190,700	1,860
	Chow Tai Fook Jewellery Group Ltd.	1,048,400	1,830
	Want Want China Holdings Ltd.	2,577,000	1,797
	SITC International Holdings Co. Ltd.	798,000	1,749
	Hang Lung Properties Ltd.	1,055,576	1,647
	Swire Properties Ltd.	640,898	1,608
	PCCW Ltd.	2,608,793	1,334
*,4	SharkNinja Inc.	29,460	1,246
	Orient Overseas International Ltd.	74,000	1,237
[2]	BOC Aviation Ltd.	127,400	1,068
	NWS Holdings Ltd.	840,000	963
	Bank of East Asia Ltd.	567,380	871
	Kerry Properties Ltd.	388,000	839
	Hysan Development Co. Ltd.	342,000	808
	Man Wah Holdings Ltd.	875,600	760
	VTech Holdings Ltd.	101,400	632
	First Pacific Co. Ltd.	1,414,000	513
	Yue Yuen Industrial Holdings Ltd.	376,000	504
	DFI Retail Group Holdings Ltd.	172,300	464
	Dah Sing Financial Holdings Ltd.	131,200	324
	Johnson Electric Holdings Ltd.	220,000	303
	Cafe de Coral Holdings Ltd.	185,170	243
	Dah Sing Banking Group Ltd.	205,600	154
[2]	Js Global Lifestyle Co. Ltd.	760,500	136
	Guotai Junan International Holdings Ltd.	1,517,000	131
	Hutchison Telecommunications Hong Kong Holdings Ltd.	656,000	100
			120,799

		Shares	Market Value ($000)
Hungary (0.1%)
	Richter Gedeon Nyrt	83,995	2,120
	MOL Hungarian Oil & Gas plc	263,063	2,077
	Magyar Telekom Telecommunications plc	232,384	276
			4,473
Iceland (0.0%)
[2]	Arion Banki HF	937,146	1,062
	Islandsbanki HF	649,775	582
			1,644
India (1.1%)
	ITC Ltd.	1,801,033	10,205
	HCL Technologies Ltd.	637,865	8,670
	NTPC Ltd.	2,859,204	7,600
	Power Grid Corp. of India Ltd.	1,904,256	6,165
	Oil & Natural Gas Corp. Ltd.	2,339,546	5,045
	Tech Mahindra Ltd.	361,980	4,917
	Coal India Ltd.	1,358,871	3,793
	Hero MotoCorp Ltd.	78,318	3,053
	Indian Oil Corp. Ltd.	2,437,120	2,780
	Bharat Petroleum Corp. Ltd.	594,977	2,732
	Vedanta Ltd.	725,134	2,440
	Bajaj Auto Ltd.	40,444	2,428
	Gail India Ltd.	1,560,682	2,262
	Power Finance Corp. Ltd.	709,227	2,257
	REC Ltd.	725,586	1,792
	Petronet LNG Ltd.	460,791	1,310
	Hindustan Petroleum Corp. Ltd.	370,651	1,273
*	Indus Towers Ltd.	517,727	1,084
	NMDC Ltd. (XNSE)	707,410	1,010
	Steel Authority of India Ltd.	872,762	1,006
	Piramal Enterprises Ltd.	77,612	956
	Canara Bank	216,778	909
	NHPC Ltd.	1,368,331	858
	Oil India Ltd.	210,547	706
	Oracle Financial Services Software Ltd.	13,444	636
	Indian Bank	129,743	548
	Hindustan Zinc Ltd.	137,438	538
	Castrol India Ltd.	291,664	514
	Bank of India	402,949	419
[2]	Nippon Life India Asset Management Ltd.	107,632	414
	Sun TV Network Ltd.	61,774	407
*,2	General Insurance Corp. of India	57,497	144
			78,871
Indonesia (0.7%)
	Bank Rakyat Indonesia Persero Tbk PT	42,433,359	15,887
	Bank Mandiri Persero Tbk PT	26,603,000	10,113
	Telkom Indonesia Persero Tbk PT	27,902,300	6,874
	Astra International Tbk PT	12,133,700	5,514
	Bank Negara Indonesia Persero Tbk PT	4,415,800	2,600
	United Tractors Tbk PT	878,004	1,604
	Indofood Sukses Makmur Tbk PT	2,689,500	1,307
	Adaro Energy Tbk PT	7,477,200	1,196
	Indofood CBP Sukses Makmur Tbk PT	1,445,900	1,074
	Unilever Indonesia Tbk PT	3,441,700	879
	Sarana Menara Nusantara Tbk PT	10,850,200	730
	Perusahaan Gas Negara Persero Tbk PT	6,458,800	585
	Indocement Tunggal Prakarsa Tbk PT	826,800	572

		Shares	Market Value ($000)
	Gudang Garam Tbk PT	254,100	470
	Bukit Asam Tbk PT	2,384,700	438
	Hanjaya Mandala Sampoerna Tbk PT	4,644,600	281
	Bank Danamon Indonesia Tbk PT	714,300	145
	Surya Citra Media Tbk PT	8,010,100	83
	Astra Agro Lestari Tbk PT	144,400	73
			50,425
Ireland (0.1%)
	Bank of Ireland Group plc	650,690	6,865
	AIB Group plc	755,995	3,556
			10,421
Israel (0.4%)
	Bank Leumi Le-Israel BM	921,260	7,354
	Bank Hapoalim BM	801,822	7,122
	Israel Discount Bank Ltd. Class A	743,081	3,936
	Mizrahi Tefahot Bank Ltd.	81,721	2,950
	ICL Group Ltd.	434,446	2,893
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,225,611	1,622
	Phoenix Holdings Ltd.	97,072	996
			26,873
Italy (2.7%)
	Enel SpA	4,686,668	32,316
	UniCredit SpA	1,113,275	28,188
	Intesa Sanpaolo SpA	9,311,719	26,926
	Stellantis NV	1,199,270	24,607
	Eni SpA	1,331,713	20,331
	Assicurazioni Generali SpA	803,898	17,123
	Terna - Rete Elettrica Nazionale	853,437	7,211
	Snam SpA	1,342,891	7,059
	FinecoBank Banca Fineco SpA	367,938	5,713
	Mediobanca Banca di Credito Finanziario SpA	383,952	5,117
	Banco BPM SpA	816,630	4,086
[2]	Poste Italiane SpA	279,670	3,195
[2]	Infrastrutture Wireless Italiane SpA	215,944	2,708
	A2A SpA	922,605	1,760
	Italgas SpA	295,874	1,743
[2]	Pirelli & C SpA	292,031	1,557
	Banca Mediolanum SpA	150,303	1,461
	Hera SpA	469,765	1,459
	UnipolSai Assicurazioni SpA	279,256	718
			193,278
Japan (13.8%)
	Toyota Motor Corp.	7,194,161	120,961
	Mitsubishi UFJ Financial Group Inc.	6,988,300	56,272
	Sumitomo Mitsui Financial Group Inc.	766,454	35,910
	Mitsubishi Corp.	697,000	35,663
	Mitsui & Co. Ltd.	892,512	34,835
	ITOCHU Corp.	799,184	32,323
	Honda Motor Co. Ltd.	988,200	31,505
	KDDI Corp.	958,724	28,217
	Takeda Pharmaceutical Co. Ltd.	915,700	27,997
	Mizuho Financial Group Inc.	1,528,363	25,929
	Tokio Marine Holdings Inc.	1,117,302	25,692
	Nippon Telegraph & Telephone Corp.	17,124,000	19,636
	Softbank Corp.	1,651,682	18,341
	Marubeni Corp.	922,000	16,324
	Japan Tobacco Inc.	717,500	15,921

		Shares	Market Value ($000)
	Komatsu Ltd.	552,220	15,470
	Canon Inc.	580,300	14,998
	Sumitomo Corp.	666,738	14,303
	Bridgestone Corp.	337,130	13,989
	ORIX Corp.	704,200	13,546
	Dai-ichi Life Holdings Inc.	568,300	11,611
	Nippon Steel Corp.	493,000	11,268
	Daiwa House Industry Co. Ltd.	386,200	10,497
	MS&AD Insurance Group Holdings Inc.	270,600	10,065
	Japan Post Holdings Co. Ltd.	1,246,541	9,103
	Sumitomo Mitsui Trust Holdings Inc.	212,200	8,255
	Sompo Holdings Inc.	186,600	8,250
	Toshiba Corp.	255,400	8,246
	Toyota Tsusho Corp.	133,830	7,830
	Nomura Holdings Inc.	1,799,214	7,443
	Inpex Corp.	567,200	7,324
	Japan Post Bank Co. Ltd.	865,311	7,199
	Nippon Yusen KK	294,200	7,157
	Resona Holdings Inc.	1,288,196	7,013
	Subaru Corp.	366,309	6,943
[1]	Sekisui House Ltd.	333,702	6,808
	Kirin Holdings Co. Ltd.	446,000	6,588
	ENEOS Holdings Inc.	1,704,651	6,185
	Sumitomo Electric Industries Ltd.	455,200	5,837
	Kansai Electric Power Co. Inc.	433,900	5,700
	Yamaha Motor Co. Ltd.	185,400	5,438
	Chubu Electric Power Co. Inc.	421,800	5,284
[1]	Mitsui OSK Lines Ltd.	199,710	5,163
	JFE Holdings Inc.	314,100	5,081
	Asahi Kasei Corp.	744,700	5,075
	T&D Holdings Inc.	296,900	4,827
	Daiwa Securities Group Inc.	867,814	4,704
	Mitsubishi Chemical Group Corp.	767,100	4,589
	Daito Trust Construction Co. Ltd.	39,400	4,238
	Kajima Corp.	259,500	4,101
	Isuzu Motors Ltd.	305,500	3,969
	Kawasaki Kisen Kaisha Ltd.	131,400	3,962
	AGC Inc.	108,800	3,931
	Taisei Corp.	103,500	3,922
	Obayashi Corp.	409,800	3,789
	Mazda Motor Corp.	338,400	3,357
	Aisin Corp.	103,000	3,347
	Sojitz Corp.	140,000	3,324
	Ricoh Co. Ltd.	347,000	3,087
	SBI Holdings Inc.	142,600	3,011
	Concordia Financial Group Ltd.	655,300	2,997
	SUMCO Corp.	205,200	2,990
	Mitsui Chemicals Inc.	103,700	2,982
	Idemitsu Kosan Co. Ltd.	136,983	2,893
	Sumitomo Chemical Co. Ltd.	932,800	2,877
	Seiko Epson Corp.	157,300	2,583
	Mitsubishi HC Capital Inc. (XTKS)	385,520	2,550
	Chiba Bank Ltd.	356,900	2,509
	Niterra Co. Ltd.	117,500	2,485
	Nikon Corp.	183,200	2,421
	Fukuoka Financial Group Inc.	96,600	2,328
	Shimizu Corp.	321,900	2,218
	Kobe Steel Ltd.	199,400	2,181

		Shares	Market Value ($000)
	Tosoh Corp.	166,600	2,178
	Brother Industries Ltd.	137,600	2,145
	Kyushu Railway Co.	97,700	2,142
	Hulic Co. Ltd.	243,386	2,072
	Lixil Corp.	157,600	2,014
	Sumitomo Forestry Co. Ltd.	83,200	2,008
	Kuraray Co. Ltd.	198,100	1,993
	Marui Group Co. Ltd.	109,900	1,969
	Haseko Corp.	150,086	1,954
*	Kyushu Electric Power Co. Inc.	285,800	1,941
	NGK Insulators Ltd.	154,900	1,900
	Amada Co. Ltd.	189,000	1,860
	Japan Post Insurance Co. Ltd.	113,500	1,834
	Yokohama Rubber Co. Ltd.	79,600	1,785
	Sumitomo Heavy Industries Ltd.	70,000	1,723
	NSK Ltd.	261,200	1,691
	Nomura Real Estate Holdings Inc.	67,500	1,674
	Tokyo Tatemono Co. Ltd.	120,400	1,609
	Mitsubishi Gas Chemical Co. Inc.	107,200	1,608
	Mebuki Financial Group Inc.	600,500	1,595
	Sanwa Holdings Corp.	114,500	1,557
	Electric Power Development Co. Ltd. Class C	97,600	1,544
	Cosmo Energy Holdings Co. Ltd.	49,340	1,530
[1]	Aozora Bank Ltd.	73,100	1,503
	Iida Group Holdings Co. Ltd.	84,600	1,484
	Taiheiyo Cement Corp.	71,000	1,483
	Credit Saison Co. Ltd.	91,700	1,466
	Air Water Inc.	103,200	1,453
	Tokyo Century Corp.	36,800	1,441
	Hachijuni Bank Ltd.	271,500	1,399
	Toyo Seikan Group Holdings Ltd.	84,000	1,366
	Kamigumi Co. Ltd.	58,700	1,362
	COMSYS Holdings Corp.	68,100	1,361
	Daicel Corp.	146,300	1,356
	INFRONEER Holdings Inc.	136,000	1,324
	EXEO Group Inc.	59,200	1,231
	JTEKT Corp.	130,100	1,227
	UBE Corp.	59,500	1,086
	DMG Mori Co. Ltd.	63,200	1,075
	Hirogin Holdings Inc.	172,300	1,066
	Sumitomo Rubber Industries Ltd.	103,700	1,060
	Yamada Holdings Co. Ltd.	349,200	1,055
	Casio Computer Co. Ltd.	122,200	1,044
	NOK Corp.	68,200	1,027
	Kaneka Corp.	34,400	1,014
	Denka Co. Ltd.	51,300	1,013
	Konica Minolta Inc.	271,700	1,007
	Yamaguchi Financial Group Inc.	128,700	1,001
	Coca-Cola Bottlers Japan Holdings Inc.	85,600	986
	Yamato Kogyo Co. Ltd.	20,600	985
	Toyoda Gosei Co. Ltd.	46,000	982
	DIC Corp.	50,900	961
	Fuyo General Lease Co. Ltd.	11,300	932
	Daido Steel Co. Ltd.	21,400	917
	Nippon Kayaku Co. Ltd.	98,800	912
	Penta-Ocean Construction Co. Ltd.	165,800	900
	Toyo Tire Corp.	64,800	877
	Kokuyo Co. Ltd.	54,600	876

		Shares	Market Value ($000)
	Pigeon Corp.	64,400	870
	Amano Corp.	38,000	864
	Seven Bank Ltd.	391,700	851
	Nippon Electric Glass Co. Ltd.	46,800	850
	Toda Corp.	147,800	823
	Mitsui Mining & Smelting Co. Ltd.	34,300	811
	K's Holdings Corp.	85,800	788
	TS Tech Co. Ltd.	56,500	730
	NHK Spring Co. Ltd.	89,000	713
	Nippon Shokubai Co. Ltd.	18,500	712
	Canon Marketing Japan Inc.	26,100	685
	Toyota Boshoku Corp.	37,200	679
	AEON Financial Service Co. Ltd.	74,600	670
	Aica Kogyo Co. Ltd.	27,200	646
	Kyudenko Corp.	22,300	643
*	Shikoku Electric Power Co. Inc.	90,000	634
	H.U. Group Holdings Inc.	31,900	630
	Kandenko Co. Ltd.	64,900	569
	Nipro Corp.	72,300	525
	Heiwa Corp.	28,800	488
	Lintec Corp.	28,100	464
	Kaken Pharmaceutical Co. Ltd.	16,700	416
	Itoham Yonekyu Holdings Inc.	75,400	383
	Fuji Media Holdings Inc.	32,000	354
	Matsui Securities Co. Ltd.	56,200	318
	Noevir Holdings Co. Ltd.	8,100	309
			974,350
Kuwait (0.3%)
	National Bank of Kuwait SAKP	4,509,764	14,123
*	Agility Public Warehousing Co. KSC	940,941	1,930
	Mobile Telecommunications Co. KSCP	1,110,760	1,884
	Gulf Bank KSCP	1,124,198	966
	Humansoft Holding Co. KSC	54,496	639
	Boubyan Petrochemicals Co. KSCP	256,151	616
	Burgan Bank SAK	473,301	320
			20,478
Malaysia (0.7%)
	Malayan Banking Bhd.	4,418,897	8,841
	Public Bank Bhd.	8,618,500	7,972
	CIMB Group Holdings Bhd.	4,742,500	5,842
	Tenaga Nasional Bhd.	1,922,333	4,093
	Petronas Chemicals Group Bhd.	1,712,100	2,641
	CELCOMDIGI Bhd.	2,393,900	2,347
	Hong Leong Bank Bhd.	383,400	1,666
	Kuala Lumpur Kepong Bhd.	319,800	1,654
	MISC Bhd.	1,033,144	1,647
	Axiata Group Bhd.	2,635,900	1,561
	Gamuda Bhd.	1,397,100	1,332
	Petronas Gas	341,832	1,295
	RHB Bank Bhd.	963,700	1,217
	Genting Bhd.	1,248,100	1,193
	AMMB Holdings Bhd.	1,383,400	1,185
	Maxis Bhd.	1,175,500	1,053
	Sime Darby Bhd.	2,144,900	1,038
	Genting Malaysia Bhd.	1,653,400	954
	Telekom Malaysia Bhd.	752,000	849
	Petronas Dagangan Bhd.	149,000	759

		Shares	Market Value ($000)
	YTL Corp. Bhd.	2,872,023	745
	IJM Corp. Bhd.	2,023,900	687
	Alliance Bank Malaysia Bhd.	686,100	537
	Westports Holdings Bhd.	598,300	465
	British American Tobacco Malaysia Bhd.	87,600	197
	FGV Holdings Bhd.	301,300	96
	Astro Malaysia Holdings Bhd.	704,000	83
			51,949
Mexico (1.2%)
	America Movil SAB de CV Series B	17,054,700	17,875
	Grupo Financiero Banorte SAB de CV Class O	1,740,300	16,495
	Wal-Mart de Mexico SAB de CV	3,096,835	12,892
	Grupo Mexico SAB de CV Series B	1,898,100	9,866
	Grupo Aeroportuario del Pacifico SAB de CV Class B	229,200	4,367
	Grupo Aeroportuario del Sureste SAB de CV Class B	119,415	3,378
	Coca-Cola Femsa SAB de CV	324,185	2,737
	Arca Continental SAB de CV	270,500	2,710
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	165,100	1,861
	Orbia Advance Corp. SAB de CV	610,200	1,384
	Promotora y Operadora de Infraestructura SAB de CV	132,070	1,368
	Alfa SAB de CV Class A	2,136,400	1,310
[2]	Banco del Bajio SA	426,900	1,301
	Regional SAB de CV	146,600	1,142
	Kimberly-Clark de Mexico SAB de CV Class A	484,000	1,136
	Qualitas Controladora SAB de CV	107,300	790
	Megacable Holdings SAB de CV	173,300	440
	Alpek SAB de CV	197,800	205
*	Controladora AXTEL SAB DE CV	2,057,200	25
			81,282
Netherlands (1.5%)
	ING Groep NV	2,112,555	30,836
	Koninklijke Ahold Delhaize NV	577,933	19,921
	Koninklijke Philips NV	554,360	11,516
	Koninklijke KPN NV	1,951,052	7,059
	NN Group NV	169,136	6,484
	Aegon NV	1,071,329	5,815
	BE Semiconductor Industries NV	46,057	5,499
	ASR Nederland NV	88,963	4,033
[2]	ABN AMRO Bank NV GDR	236,462	4,021
	Randstad NV	65,811	3,856
[2]	Signify NV	74,632	2,346
	Koninklijke Vopak NV	39,749	1,499
[2]	CTP NV	63,054	864
			103,749
New Zealand (0.2%)
	Spark New Zealand Ltd.	1,122,150	3,613
	Meridian Energy Ltd.	750,440	2,634
	Contact Energy Ltd.	485,615	2,507
	Mercury NZ Ltd.	401,161	1,643
	Fletcher Building Ltd.	466,027	1,616
			12,013
Norway (0.9%)
	Equinor ASA	554,524	16,962
	DNB Bank ASA	622,627	12,831
	Norsk Hydro ASA	799,391	5,235
	Aker BP ASA	184,688	5,174
	Mowi ASA	265,551	4,668

		Shares	Market Value ($000)
	Telenor ASA	377,196	4,038
	Yara International ASA	97,075	3,965
	Orkla ASA	456,417	3,601
	Salmar ASA	38,018	1,756
	Gjensidige Forsikring ASA	99,405	1,569
	Aker ASA Class A	14,212	904
	Var Energi ASA	247,664	758
	Leroy Seafood Group ASA	152,578	635
			62,096
Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	286,603	99
	Pakistan Petroleum Ltd.	300,307	81
			180
Philippines (0.1%)
	International Container Terminal Services Inc.	656,420	2,594
	PLDT Inc.	55,305	1,320
	Manila Electric Co.	156,770	1,017
	Globe Telecom Inc.	18,701	654
	Aboitiz Power Corp.	937,200	616
	Metro Pacific Investments Corp.	6,456,000	572
	DMCI Holdings Inc.	2,344,500	410
	Semirara Mining & Power Corp. Class A	757,320	398
	LT Group Inc.	1,353,700	237
			7,818
Poland (0.3%)
	ORLEN SA	349,046	6,221
	Powszechna Kasa Oszczednosci Bank Polski SA	508,121	5,155
	Powszechny Zaklad Ubezpieczen SA	340,153	3,440
	Bank Polska Kasa Opieki SA	95,692	2,826
	LPP SA	680	2,339
*	Santander Bank Polska SA	17,620	1,748
			21,729
Portugal (0.2%)
	EDP - Energias de Portugal SA	1,834,051	8,568
	Galp Energia SGPS SA	299,663	3,983
			12,551
Qatar (0.6%)
	Qatar National Bank QPSC	2,676,875	12,488
	Qatar Islamic Bank SAQ	1,091,711	6,344
	Commercial Bank PSQC	2,028,554	3,484
	Industries Qatar QSC	948,061	3,472
	Masraf Al Rayan QSC	3,804,705	2,624
	Qatar International Islamic Bank QSC	697,264	1,988
	Qatar Gas Transport Co. Ltd.	1,655,809	1,917
	Qatar Fuel QSC	364,587	1,683
	Ooredoo QPSC	511,190	1,605
	Mesaieed Petrochemical Holding Co.	2,626,959	1,409
	Qatar Electricity & Water Co. QSC	271,063	1,350
	Qatar Navigation QSC	335,866	969
	Barwa Real Estate Co.	1,252,572	967
	Doha Bank QPSC	1,397,353	664
	Qatar Aluminum Manufacturing Co.	1,594,031	592
	Vodafone Qatar QSC	1,058,784	564
			42,120
Romania (0.0%)
	Banca Transilvania SA	383,737	1,761

		Shares	Market Value ($000)
	OMV Petrom SA (XBSE)	10,297,829	1,239
	Societatea Nationala Nuclearelectrica SA	27,902	280
			3,280
Russia (0.0%)
*,3	Inter Rao Ues PJSC	11,522,470	—
*,3	MMC Norilsk Nickel PJSC ADR	53,701	—
*,3	Sberbank of Russia PJSC	3,446,575	—
*,3	Mobile TeleSystems PJSC ADR	132,889	—
*,3	Moscow Exchange MICEX-RTS PJSC	482,108	—
*,3	Rosneft Oil Co. PJSC (Registered) GDR	190,781	—
*,3	Magnit PJSC GDR (Registered)	22,311	—
*,3	MMC Norilsk Nickel PJSC	11,458	—
*,3	LUKOIL PJSC ADR	51,350	—
*,3	Gazprom PJSC-Spon ADR	748,819	—
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	Tatneft PJSC ADR	44,997	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	Alrosa PJSC	840,362	—
*,3	PhosAgro PJSC (MISX)	7,446	—
*,3	United Co. Rusal International	796,030	—
*,3	Unipro PJSC	4,903,000	—
*,3	Polyus PJSC	9,549	—
*,3	RusHydro PJSC	41,940,310	—
*,3	Rostelecom PJSC	343,830	—
*,3	Tatneft PJSC	243,415	—
*,3	Novolipetskiy Metallurgicheskiy Kombinat PJSC	373,254	—
*,3	Mobile TeleSystems PJSC	18,732	—
*,3	Magnit PJSC	20,521	—
*,3	Novatek PJSC	356,672	—
*,3	Gazprom PJSC	2,023,010	—
*,3	Mosenergo PJSC	1,739,000	—
*,3	Transneft PJSC Preference Shares	527	—
*,3	Federal Grid Co. - Rosseti PJSC	83,950,000	—
*,3	Lukoil PJSC	76,646	—
*,3	Rosneft Oil Co. PJSC	211,479	—
*,3	Magnitogorsk Iron & Steel Works PJSC	732,540	—
*,3	Tatneft PJSC Preference Shares	51,803	—
*,3	Sistema PJSFC	903,430	—
*,3	Severstal PAO PJSC	28,686	—
*,3	Surgutneftegas PJSC Preference Shares	2,513,070	—
*,3	PhosAgro PJSC	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—
Saudi Arabia (1.5%)
	Saudi National Bank	1,757,596	18,061
[2]	Saudi Arabian Oil Co.	1,856,293	16,042
	Saudi Basic Industries Corp.	543,175	12,414
	Saudi Telecom Co.	1,082,040	12,235
	Riyad Bank	879,482	7,456
	Saudi Awwal Bank	572,475	5,807
	Alinma Bank	585,841	5,776
	SABIC Agri-Nutrients Co.	140,119	5,385
	Banque Saudi Fransi	348,711	3,959
	Arab National Bank	400,125	2,841
	Sahara International Petrochemical Co.	210,345	2,122
	Yanbu National Petrochemical Co.	169,388	2,069
	Jarir Marketing Co.	363,631	1,503

		Shares	Market Value ($000)
	Saudi Industrial Investment Group	220,206	1,467
	Saudi Investment Bank	294,032	1,403
	Bank Al-Jazira	248,561	1,217
	Abdullah Al Othaim Markets Co.	254,950	1,004
	Advanced Petrochemical Co.	78,323	951
	Saudia Dairy & Foodstuff Co.	9,466	895
	Saudi Cement Co.	43,501	666
	Southern Province Cement Co.	42,597	561
	Arabian Centres Co. Ltd.	89,087	543
	United Electronics Co.	24,008	522
	Qassim Cement Co.	26,747	492
	Yanbu Cement Co.	44,557	475
			105,866
Singapore (1.5%)
	DBS Group Holdings Ltd.	1,092,678	28,188
	Oversea-Chinese Banking Corp. Ltd.	2,123,700	21,253
	United Overseas Bank Ltd.	725,945	16,467
	Singapore Telecommunications Ltd.	4,495,088	9,017
	Keppel Corp. Ltd.	828,512	4,601
	Capitaland Investment Ltd.	1,518,900	3,888
	Singapore Exchange Ltd.	501,632	3,667
	Wilmar International Ltd.	1,243,200	3,612
	Singapore Technologies Engineering Ltd.	923,800	2,594
	Genting Singapore Ltd.	3,480,000	2,461
	Venture Corp. Ltd.	159,500	1,798
	Jardine Cycle & Carriage Ltd.	62,000	1,600
	ComfortDelGro Corp. Ltd.	1,282,800	1,217
	NetLink NBN Trust	1,799,600	1,164
	Olam Group Ltd.	700,000	691
	Hutchison Port Holdings Trust Class U	2,795,100	517
	StarHub Ltd.	405,100	317
	Singapore Telecommunications Ltd. (XSES)	8,800	18
			103,070
South Africa (1.2%)
	FirstRand Ltd.	3,011,966	12,252
	Standard Bank Group Ltd.	803,564	8,575
	Gold Fields Ltd.	527,062	8,174
	Absa Group Ltd.	509,791	5,403
	Sasol Ltd.	346,394	4,836
	Shoprite Holdings Ltd.	288,804	4,172
	Sanlam Ltd.	1,092,970	4,030
	Nedbank Group Ltd.	288,548	3,792
	Impala Platinum Holdings Ltd.	497,045	3,590
	Sibanye Stillwater Ltd.	1,690,589	3,213
	Bidvest Group Ltd.	201,629	3,126
	Woolworths Holdings Ltd.	555,446	2,481
	Vodacom Group Ltd.	362,458	2,393
	Old Mutual Ltd. (XZIM)	2,637,452	1,921
	NEPI Rockcastle NV	281,817	1,695
	Anglo American Platinum Ltd.	33,777	1,688
	Mr Price Group Ltd.	149,570	1,317
	Exxaro Resources Ltd.	142,840	1,295
[1]	Foschini Group Ltd.	189,457	1,148
	Outsurance Group Ltd.	493,712	1,066
	Investec Ltd.	165,268	1,032
	Life Healthcare Group Holdings Ltd.	836,018	977
	Kumba Iron Ore Ltd.	33,796	927

		Shares	Market Value ($000)
	Multichoice Group	173,400	857
	Tiger Brands Ltd.	95,003	849
	Momentum Metropolitan Holdings	743,100	787
	AVI Ltd.	195,483	779
	Sappi Ltd.	353,408	761
	Netcare Ltd.	901,514	706
	African Rainbow Minerals Ltd.	62,427	705
	Pick n Pay Stores Ltd.	204,848	442
	Santam Ltd.	22,595	375
			85,364
South Korea (1.7%)
	POSCO Holdings Inc.	44,977	22,663
	Hyundai Motor Co.	77,438	11,906
	Kia Corp.	150,732	9,782
	KB Financial Group Inc.	233,059	9,334
	Shinhan Financial Group Co. Ltd.	288,962	7,953
	Hana Financial Group Inc.	170,355	5,250
	KT&G Corp.	61,677	3,991
	Samsung Fire & Marine Insurance Co. Ltd.	19,226	3,675
	LG Corp.	53,764	3,520
	Woori Financial Group Inc.	376,753	3,443
	SK Inc.	20,685	2,479
	Samsung Life Insurance Co. Ltd.	44,549	2,437
	Hyundai Motor Co. Preference Shares	28,877	2,429
	HMM Co. Ltd.	175,878	2,414
	Korea Zinc Co. Ltd.	5,964	2,310
	Posco International Corp.	27,077	1,916
	DB Insurance Co. Ltd.	26,018	1,538
*	LG Display Co. Ltd.	136,332	1,442
	Hyundai Motor Co. Preference Shares (XKRX)	16,835	1,432
	S-Oil Corp.	23,665	1,391
	LG Chem Ltd. Preference Shares	4,483	1,382
	Industrial Bank of Korea	165,853	1,352
	Doosan Bobcat Inc.	28,392	1,302
	HD Hyundai Co. Ltd.	25,317	1,223
	Samsung Securities Co. Ltd.	36,373	1,024
	LG Uplus Corp.	125,051	982
	Kumho Petrochemical Co. Ltd.	10,233	964
	Fila Holdings Corp.	30,703	955
	BNK Financial Group Inc.	162,547	862
	Korea Investment Holdings Co. Ltd.	21,591	827
	Mirae Asset Securities Co. Ltd.	151,800	825
	Hyundai Marine & Fire Insurance Co. Ltd.	33,836	760
	GS Holdings Corp.	25,535	755
	Hanon Systems	96,050	643
	NH Investment & Securities Co. Ltd. Class C	80,022	621
	Cheil Worldwide Inc.	39,389	561
	DGB Financial Group Inc.	87,894	504
	S-1 Corp.	12,234	491
	LOTTE Fine Chemical Co. Ltd.	9,541	485
	Samsung Card Co. Ltd.	20,923	468
	Lotte Shopping Co. Ltd.	8,075	443
	DL E&C Co. Ltd.	18,163	436
	GS Engineering & Construction Corp.	36,399	418
	Lotte Corp.	19,731	394
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,892	393
	GS Retail Co. Ltd.	23,008	383
	SK Chemicals Co. Ltd.	7,140	355

		Shares	Market Value ($000)
	KEPCO Plant Service & Engineering Co. Ltd.	12,771	339
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	111,672	311
	Korea Gas Corp.	14,613	284
	SSANGYONG C&E Co. Ltd.	63,265	263
	DL Holdings Co. Ltd.	7,527	232
	LG H&H Co. Ltd. Preference Shares	1,378	196
	SD Biosensor Inc.	16,839	171
	Hanwha Corp. Preference Shares	11,497	137
	CJ CheilJedang Corp. Preference Shares	652	67
			123,113
Spain (2.8%)
	Iberdrola SA (XMAD)	3,641,238	45,448
	Banco Santander SA	9,649,279	39,102
	Banco Bilbao Vizcaya Argentaria SA	3,594,833	28,494
	Industria de Diseno Textil SA	634,613	24,292
	Telefonica SA	3,033,799	12,926
	Repsol SA	778,629	11,888
	CaixaBank SA	2,264,530	9,160
	ACS Actividades de Construccion y Servicios SA	130,805	4,575
	Redeia Corp. SA	259,207	4,335
	Endesa SA	192,259	4,121
	Bankinter SA	418,995	2,711
	Enagas SA	151,325	2,686
	Naturgy Energy Group SA	82,230	2,507
	Mapfre SA	644,842	1,340
			193,585
Sweden (1.3%)
	Volvo AB Class B	910,999	20,095
	Skandinaviska Enskilda Banken AB Class A	974,393	11,812
	Swedbank AB Class A	609,300	11,176
	Telefonaktiebolaget LM Ericsson Class B	1,754,839	8,828
	Svenska Handelsbanken AB Class A	877,769	7,707
	H & M Hennes & Mauritz AB Class B	396,960	6,677
	Boliden AB	167,029	4,912
	SKF AB Class B	231,042	4,402
	Skanska AB Class B	212,757	3,393
	SSAB AB Class B	521,527	3,191
	Telia Co. AB	1,467,883	3,154
	Securitas AB Class B	292,226	2,487
	Tele2 AB Class B	327,935	2,467
	Electrolux AB Class B	127,921	1,580
[1]	Svenska Handelsbanken AB Class B	39,756	434
	Skandinaviska Enskilda Banken AB Class C	16,967	216
	Telefonaktiebolaget LM Ericsson Class A	28,785	156
	SSAB AB Class A	20,588	131
			92,818
Switzerland (5.9%)
	Novartis AG (Registered)	1,215,525	127,262
	Roche Holding AG	410,206	127,185
	Zurich Insurance Group AG	89,384	43,217
*	Holcim Ltd.	315,364	21,980
	Swiss Re AG	174,397	18,197
	Partners Group Holding AG	13,213	14,833
	Swiss Life Holding AG (Registered)	18,318	11,648
	Swisscom AG (Registered)	15,223	9,789
	Julius Baer Group Ltd.	127,312	9,017
	SGS SA (Registered)	89,116	8,653

		Shares	Market Value ($000)
	Swiss Prime Site AG (Registered)	44,911	4,348
	Baloise Holding AG (Registered)	26,974	4,175
	Adecco Group AG (Registered)	98,012	3,994
	PSP Swiss Property AG (Registered)	27,158	3,200
	Helvetia Holding AG (Registered)	21,116	3,125
	Roche Holding AG (Bearer)	7,333	2,431
	Banque Cantonale Vaudoise (Registered)	16,784	1,884
			414,938
Taiwan (4.5%)
	Hon Hai Precision Industry Co. Ltd.	7,201,000	24,918
	MediaTek Inc.	898,000	19,760
	Quanta Computer Inc.	1,605,000	12,211
	United Microelectronics Corp.	7,094,000	10,660
	Fubon Financial Holding Co. Ltd.	4,432,770	9,252
*	CTBC Financial Holding Co. Ltd.	10,987,120	9,191
	Mega Financial Holding Co. Ltd.	6,724,525	8,623
	Chunghwa Telecom Co. Ltd.	2,298,000	8,477
	Cathay Financial Holding Co. Ltd.	5,507,973	8,028
	Wistron Corp.	1,726,656	7,794
	Nan Ya Plastics Corp.	3,412,000	7,603
	Uni-President Enterprises Corp.	2,895,000	6,945
	China Steel Corp.	7,423,000	6,604
	Lite-On Technology Corp. ADR	1,282,194	6,165
	Formosa Plastics Corp.	2,238,879	5,928
	First Financial Holding Co. Ltd.	6,291,739	5,820
	ASE Technology Holding Co. Ltd.	1,581,171	5,787
	Taiwan Cooperative Financial Holding Co. Ltd.	5,996,200	5,613
	Yuanta Financial Holding Co. Ltd.	7,176,690	5,581
*	Chailease Holding Co. Ltd.	835,893	5,535
	Asustek Computer Inc.	420,268	4,881
	Novatek Microelectronics Corp.	348,000	4,706
	Unimicron Technology Corp.	780,000	4,605
	Taiwan Cement Corp. (XTAI)	3,780,119	4,492
	Hua Nan Financial Holdings Co. Ltd. Class C	6,103,046	4,324
	Formosa Chemicals & Fibre Corp.	2,050,000	4,268
	Largan Precision Co. Ltd.	61,000	4,231
	Taishin Financial Holding Co. Ltd.	7,127,059	4,146
	Sinopac Holdings Co.	6,829,192	4,055
	Realtek Semiconductor Corp.	287,000	3,942
	Accton Technology Corp.	318,000	3,880
	E Ink Holdings Inc.	539,000	3,866
*	China Development Financial Holding Corp.	9,392,000	3,755
	Inventec Corp.	1,823,994	3,710
	Yageo Corp.	236,613	3,469
	Shanghai Commercial & Savings Bank Ltd.	2,244,677	3,147
	Taiwan Mobile Co. Ltd.	1,033,000	3,104
	President Chain Store Corp.	343,000	3,047
	Wiwynn Corp.	52,000	2,953
	Pegatron Corp.	1,211,000	2,949
	AU Optronics Corp.	4,303,000	2,839
	Micro-Star International Co. Ltd.	414,000	2,568
*	Shin Kong Financial Holdings Co. Ltd.	8,132,000	2,496
	Compal Electronics Inc.	2,491,000	2,418
	Catcher Technology Co. Ltd.	406,672	2,249
	Far Eastern New Century Corp.	2,357,000	2,229
	Far EasTone Telecommunications Co. Ltd.	965,000	2,179
	Formosa Petrochemical Corp.	836,000	2,134
	Eclat Textile Co. Ltd.	122,200	2,114

		Shares	Market Value ($000)
	Globalwafers Co. Ltd.	124,000	2,032
	Evergreen Marine Corp. Taiwan Ltd.	612,800	2,032
	Teco Electric and Machinery Co. Ltd.	1,148,000	1,968
	Acer Inc.	1,730,000	1,932
	Asia Cement Corp.	1,472,000	1,888
	ASE Technology Holding Co. Ltd. ADR	217,917	1,750
*	Feng TAY Enterprise Co. Ltd.	258,280	1,747
	Sino-American Silicon Products Inc.	317,000	1,733
	Synnex Technology International Corp.	829,000	1,562
	Pou Chen Corp.	1,548,000	1,540
*	Powertech Technology Inc.	417,000	1,470
	Giant Manufacturing Co. Ltd.	193,967	1,439
	Zhen Ding Technology Holding Ltd.	397,000	1,330
	Cheng Shin Rubber Industry Co. Ltd.	1,073,994	1,316
	Vanguard International Semiconductor Corp.	523,500	1,291
	Chicony Electronics Co. Ltd.	379,370	1,264
	Foxconn Technology Co. Ltd.	690,190	1,226
	Taiwan High Speed Rail Corp.	1,221,000	1,173
	Nan Ya Printed Circuit Board Corp.	130,000	1,029
	Yulon Motor Co. Ltd.	360,288	942
	Taiwan Fertilizer Co. Ltd.	441,000	901
	Nien Made Enterprise Co. Ltd.	78,000	809
*	Taiwan Glass Industry Corp.	987,000	679
	Taiwan Secom Co. Ltd.	164,000	572
	Formosa Taffeta Co. Ltd.	585,000	480
	Transcend Information Inc.	174,000	395
	Formosa Sumco Technology Corp.	38,000	194
			313,945
Thailand (0.7%)
	PTT PCL	8,629,300	8,830
	Advanced Info Service PCL	679,804	4,492
	PTT Exploration & Production PCL	822,830	3,842
	Siam Cement PCL (Registered)	353,050	3,355
	SCB X PCL Foreign	1,013,800	3,335
	Kasikornbank PCL NVDR	754,800	2,782
	Krung Thai Bank PCL	3,719,600	2,229
	Charoen Pokphand Foods PCL	2,850,400	1,692
	Bangkok Bank PCL (Registered)	296,900	1,488
	PTT Global Chemical PCL	1,229,299	1,421
	Banpu PCL (Registered)	4,910,550	1,400
	TMBThanachart Bank PCL	26,542,900	1,335
	BTS Group Holdings PCL	4,933,200	1,168
	Land & Houses PCL (Registered)	4,699,500	1,167
	Thai Oil PCL	680,340	1,021
	Indorama Ventures PCL	1,013,300	1,015
	Kasikornbank PCL	242,800	895
	Intouch Holdings PCL Class F	374,741	844
	Ratch Group PCL	742,850	787
	Siam Cement PCL NDVR	79,400	754
	Osotspa PCL	774,100	662
	Thai Union Group PCL Class F	1,654,000	652
	Electricity Generating PCL	160,200	625
	Bangkok Bank PCL NVDR	117,300	588
	Srisawad Corp. PCL	350,800	485
	IRPC PCL	5,548,800	396
	Intouch Holdings PCL NVDR	153,800	346
	Siam City Cement PCL	57,232	229
	Sri Trang Gloves Thailand PCL	465,800	98

		Shares	Market Value ($000)
	Land & Houses PCL NVDR	252,900	63
			47,996
Turkey (0.3%)
	KOC Holding A/S	527,004	2,642
	BIM Birlesik Magazalar A/S	267,228	2,146
	Akbank TAS	1,828,997	1,898
*	Eregli Demir ve Celik Fabrikalari TAS	1,043,187	1,614
*	Turkcell Iletisim Hizmetleri A/S	706,935	1,356
	Haci Omer Sabanci Holding A/S	633,506	1,355
	Ford Otomotiv Sanayi A/S	38,313	1,350
	Turkiye Is Bankasi A/S Class C	1,881,609	1,056
	Yapi ve Kredi Bankasi A/S	1,897,086	1,003
	Tofas Turk Otomobil Fabrikasi A/S	72,682	815
	Turkiye Garanti Bankasi A/S	367,669	600
	Coca-Cola Icecek A/S	40,880	478
	Turk Traktor ve Ziraat Makineleri A/S	13,235	345
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	101,933	341
	Dogus Otomotiv Servis ve Ticaret A/S	29,559	271
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	75,650	245
[2]	Enerjisa Enerji A/S	125,314	236
*	Turk Telekomunikasyon A/S	290,512	230
*	Otokar Otomotiv Ve Savunma Sanayi A/S	20,090	215
*	Iskenderun Demir ve Celik A/S	91,742	138
	Aygaz A/S	25,217	111
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	155,588	99
			18,544
United Arab Emirates (0.5%)
	First Abu Dhabi Bank PJSC	2,667,312	10,630
	Abu Dhabi Commercial Bank PJSC	1,771,280	4,235
	Dubai Electricity & Water Authority PJSC	5,177,468	3,778
	Aldar Properties PJSC	2,177,884	3,065
	Dubai Islamic Bank PJSC	1,752,897	2,745
	Abu Dhabi Islamic Bank PJSC	879,756	2,693
	Abu Dhabi National Oil Co. for Distribution PJSC	1,761,955	1,870
	ADNOC Drilling Co. PJSC	947,099	1,016
	Air Arabia PJSC	1,378,666	1,010
	Borouge plc	1,230,552	915
	Dubai Investments PJSC	1,244,434	824
	Fertiglobe plc	695,004	677
	Dana Gas PJSC	2,029,122	541
	Aramex PJSC	445,798	364
			34,363
United Kingdom (12.4%)
	Shell plc (XLON)	4,121,876	124,925
	HSBC Holdings plc	12,048,264	100,078
	Unilever plc (XLON)	1,229,685	66,075
	BP plc	10,393,826	64,488
	Glencore plc	7,500,503	45,614
	British American Tobacco plc	1,338,245	45,003
	Rio Tinto plc	655,414	43,321
	GSK plc	2,424,821	43,165
	National Grid plc	2,216,673	29,382
	Lloyds Banking Group plc	39,672,071	22,920
	Anglo American plc	727,187	22,362
	BAE Systems plc	1,836,007	21,957
	Barclays plc	9,341,230	18,536
	Unilever plc	279,987	15,071

		Shares	Market Value ($000)
	3i Group plc	574,036	14,564
	Tesco plc	4,355,616	14,426
	SSE plc	656,709	14,200
	Imperial Brands plc	550,086	12,996
	Vodafone Group plc	13,139,391	12,499
	Legal & General Group plc	3,569,565	10,697
	NatWest Group plc	3,348,966	10,513
	Aviva plc	1,668,655	8,313
	WPP plc	626,869	6,845
	BT Group plc	4,218,751	6,611
	Smurfit Kappa Group plc	158,331	6,309
	Centrica plc	3,391,210	6,010
	United Utilities Group plc	410,133	5,259
	Mondi plc (XLON)	294,857	5,172
	Severn Trent plc	154,167	5,053
	Admiral Group plc	172,992	4,723
	B&M European Value Retail SA	565,380	4,016
	St. James's Place plc	332,607	4,015
	Berkeley Group Holdings plc	67,389	3,757
	J Sainsbury plc	1,052,219	3,746
	Kingfisher plc	1,162,059	3,664
	Abrdn plc	1,205,546	3,588
	DCC plc	60,311	3,492
	Barratt Developments plc	596,443	3,491
	Coca-Cola HBC AG	118,111	3,475
	M&G plc	1,338,885	3,449
	Phoenix Group Holdings plc	445,679	3,149
	Taylor Wimpey plc	2,113,171	3,102
	DS Smith plc	773,299	3,075
	Schroders plc	512,368	3,023
	Intermediate Capital Group plc	165,295	2,983
	Persimmon plc	188,227	2,798
	Endeavour Mining plc	112,881	2,720
	Hargreaves Lansdown plc	229,202	2,508
	Johnson Matthey plc	108,383	2,507
	ITV plc	2,241,227	2,081
[2]	Airtel Africa plc	630,127	942
*,3	Evraz plc	193,110	—
			872,668
Total Common Stocks (Cost $6,571,902)			6,992,626

		Shares	Market Value ($000)
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[5,6]	Vanguard Market Liquidity Fund, 5.274% (Cost $53,746)	537,571	53,746
Total Investments (100.1%) (Cost $6,625,648)			7,046,372
Other Assets and Liabilities—Net (-0.1%)			(7,716)
Net Assets (100%)			7,038,656
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $32,361,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $74,793,000, representing 1.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $34,841,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE 100 Index	September 2023	52	5,131	75
MSCI EAFE Index	September 2023	205	22,609	333
MSCI Emerging Markets Index	September 2023	193	10,174	401
S&P TSX 60 Index	September 2023	37	6,959	156
				965

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	9/20/23	AUD	3,500	USD	2,340	15	—
State Street Bank & Trust Co.	9/20/23	CAD	9,868	USD	7,476	12	—
Bank of America, N.A.	9/20/23	CAD	8,572	USD	6,389	116	—
Royal Bank of Canada	9/20/23	EUR	1,700	USD	1,855	20	—
JPMorgan Chase Bank, N.A.	9/20/23	GBP	3,519	USD	4,467	50	—
State Street Bank & Trust Co.	9/20/23	GBP	3,356	USD	4,295	13	—
Standard Chartered Bank	9/20/23	JPY	1,250,000	USD	8,799	59	—
Bank of America, N.A.	9/20/23	USD	3,450	AUD	5,151	—	(16)
Goldman Sachs International	9/20/23	USD	3,258	BRL	16,335	—	(166)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	9/20/23	USD	7,527	CAD	9,924	—	(4)
UBS AG	9/20/23	USD	6,233	CHF	5,600	—	(225)
Bank of Montreal	9/20/23	USD	5,844	EUR	5,405	—	(113)
BNP Paribas	9/20/23	USD	5,888	GBP	4,588	—	(1)
JPMorgan Chase Bank, N.A.	9/20/23	USD	9,771	HKD	76,350	—	(23)
Bank of Montreal	9/20/23	USD	691	HKD	5,401	—	(2)
BNP Paribas	9/20/23	USD	11,733	JPY	1,615,321	287	—
Barclays Bank plc	9/20/23	USD	3,006	TWD	93,863	1	—
UBS AG	9/20/23	USD	1,329	TWD	40,457	34	—
						607	(550)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $83,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	833,621	—	—	833,621
Common Stocks—Other	5,735	6,152,891	379	6,159,005
Temporary Cash Investments	53,746	—	—	53,746
Total	893,102	6,152,891	379	7,046,372
Derivative Financial Instruments
Assets
Futures Contracts[1]	965	—	—	965
Forward Currency Contracts	—	607	—	607
Total	965	607	—	1,572
Liabilities
Forward Currency Contracts	—	550	—	550
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.